Offerings	Jun. 24, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	7,883,918
Proposed Maximum Offering Price per Unit | $ / shares	0.3465
Maximum Aggregate Offering Price	$ 2,731,777.59
Amount of Registration Fee	$ 418.24
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered such indeterminable additional shares of Common Stock as may be issued to prevent dilution as a result of stock splits, stock dividends or similar transactions, and the resale of such shares of Common Stock.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is estimated to be $0.3465, based on the average of the high sales price ($0.36) and low sales price ($0.333) of the Common Stock as reported on The Nasdaq Capital Market on June 18, 2025.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 6,000,000
Amount of Registration Fee	$ 885.60
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered such indeterminable additional shares of Common Stock as may be issued to prevent dilution as a result of stock splits, stock dividends or similar transactions, and the resale of such shares of Common Stock.On December 18, 2023, the Registrant filed a Registration Statement on Form S-1 (the “Original Registration Statement”) to register a primary offering of Common Stock for a proposed maximum aggregate offering price of $6,000,000. In connection therewith, the Registrant paid a filing fee of $885.60 based on the then-current filing fee rate of $0.0001476. No such shares of Common Stock have been sold on the Original Registration Statement on Form S-1 to date.Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum aggregate offering price.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (5)
Amount Registered | shares	12,085,275
Proposed Maximum Offering Price per Unit | $ / shares	11.50
Maximum Aggregate Offering Price	$ 138,980,662.50
Amount of Registration Fee	$ 20,513.55
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered such indeterminable additional shares of Common Stock as may be issued to prevent dilution as a result of stock splits, stock dividends or similar transactions, and the resale of such shares of Common Stock.On April 17, 2024, the Registrant filed Amendment No. 1 to the Original Registration Statement on Form S-1 (the “First Amendment” and, the Original Registration Statement as so amended by the First Amendment and as may be further amended from time to time, the “Registration Statement”) to register, among other things, 12,085,275 shares of Common Stock consisting of (i) up to 11,500,000 shares of Common Stock issuable upon exercise of 11,500,000 warrants (the “Public Warrants”) originally issued in the initial public offering of Data Knights Acquisition Corp, a Delaware corporation (“Data Knights”), and (ii) up to 585,275 shares of Common Stock issuable upon the exercise of 585,275 warrants (the “Private Placement Warrants”) that made up a part of the private units originally issued in a private placement in connection with Data Knights’ initial public offering. In connection with the registration of the shares of Common Stock issuable upon exercise of the Public Warrants and the Private Placement Warrants, the Registrant paid a filing fee of $20,513.55 based on the then-current filing fee rate of $0.0001476. No such shares of Common Stock issuable upon exercise of the Public Warrants and the Private Placement Warrants have been sold on this Registration Statement on Form S-1 to date.Reflects the shares of Common Stock that may be issued upon exercise of the Public Warrants and the Private Placement Warrants at an exercise price of $11.50 per share of Common Stock.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (7)
Amount Registered | shares	19,683,367
Maximum Aggregate Offering Price	$ 13,087,634.61
Amount of Registration Fee	$ 1,931.73
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered such indeterminable additional shares of Common Stock as may be issued to prevent dilution as a result of stock splits, stock dividends or similar transactions, and the resale of such shares of Common Stock.Pursuant to the First Amendment, the Registrant registered for resale 19,683,367 shares of Common Stock to be sold by certain selling shareholders named in the First Amendment (the “Resale Shares”), and the Registrant paid a filing fee of $1,931.73 in connection with the Resale Shares. Although the filing fee table included with the First Amendment showed the Registrant paid a filing fee of $1,714.11 in connection with the registration of the Resale Shares, the Registrant actually paid a filing fee of $1,931.73 in connection with the registration of such Resale Shares. No such shares of Common Stock registered for resale have been sold on this Registration Statement on Form S-1 to date. The First Amendment also incorrectly failed to note that the $885.60 filing fee paid in connection with the Original Registration Statement was being subtracted from the total filing fee due under the First Amendment of $22,445.28, for an aggregate net fee due under the First Amendment of $21,559.68.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Private Placement Warrants to Purchase Shares of Common Stock (8)
Amount Registered | shares	585,275
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered such indeterminable additional shares of Common Stock as may be issued to prevent dilution as a result of stock splits, stock dividends or similar transactions, and the resale of such shares of Common Stock.Represents the resale by the Selling Warrantholders named in this Registration Statement (including their permitted transferees, donees, pledgees and other successors-in-interest) of up to an aggregate of 585,275 Private Placement Warrants.In accordance with Rule 457(i), the entire registration fee for the Private Placement Warrants is allocated to the shares of Common Stock underlying such Private Placement Warrants, and no separate fee is payable for the Private Placement Warrants.